Employee Benefit Plans and Postretirement Benefits - Net Periodic Benefit Cost Recognized in Net Income and Other Changes in Plan Assets and Benefit Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Benefit adjustments included in other comprehensive (income) loss:
Total recognized in other comprehensive (income) loss	$ 10	$ 115	$ (620)
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost	151	191	58
Benefit adjustments included in other comprehensive (income) loss:
Net actuarial losses (gains)	(61)
Amortization of actuarial losses	(40)
Amortization of prior service (cost) credit	0
Currency translation adjustments and other	36
Total recognized in other comprehensive (income) loss	(65)
Total recognized in comprehensive loss	86
Healthcare
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost	(121)	(115)	(52)
Benefit adjustments included in other comprehensive (income) loss:
Net actuarial losses (gains)	12
Amortization of actuarial losses	(2)
Amortization of prior service (cost) credit	131
Currency translation adjustments and other	1
Total recognized in other comprehensive (income) loss	142
Total recognized in comprehensive loss	21
Other
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost	24	$ 33	$ 24
Benefit adjustments included in other comprehensive (income) loss:
Net actuarial losses (gains)	(3)
Amortization of actuarial losses	(5)
Amortization of prior service (cost) credit	0
Currency translation adjustments and other	13
Total recognized in other comprehensive (income) loss	5
Total recognized in comprehensive loss	$ 29